Intangible assets - Discount Rates (Details) - Total gross carrying amount	Mar. 31, 2026	Mar. 31, 2025
Aplo SAS
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	77.70%	0.00%
Next Finance Tech Co, Ltd.
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	34.10%	59.60%
3iQ Digital Holdings, Inc.
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	19.50%	0.00%